GOODWILL AND INTANGIBLE ASSETS, Changes in Intangible Assets (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Other Intangibles [Roll Forward]
Other intangibles, beginning balance		$ 62,660	$ 48,741
Acquisition of agent locations		640	120
Amortization expense		(14,559)	(12,466)
Other intangibles, ending balance	$ 62,660	48,741	$ 36,395
Predecessor Company [Member]
Other Intangibles [Roll Forward]
Other intangibles, beginning balance	6,348	$ 6,117
Amortization expense	(231)			$ 900
Other intangibles, ending balance	$ 6,117			$ 6,348